Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Abstract]
Income Tax
NOTE 16	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Income taxes (tax benefit):
Current taxes:
In Israel	4,896	2,003	3,191
Outside Israel	6,013	6,530	5,396
	10,909	8,533	8,587
Deferred taxes:
In Israel	(249)	1,425	(1,877)
Outside Israel	1,204	(3,564)	804
	955	(2,139)	(1,073)
Taxes in respect of prior years:
In Israel	(126)	(739)	(1,228)
Outside Israel	(48)	-	-
	(174)	(739)	(1,228)
	11,690	5,655	6,286

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustment Law")

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
Commencing 2008, a certain Israeli subsidiary of the Company was granted "beneficiary enterprise" status as defined under the investment law.  As such, the subsidiary was entitled to tax exemption for the duration of 2 years.

2.
In December 2010, the Israeli parliament passed the Economic Policy Law for 2011 and 2012 (Legislative Amendments) - 2011 which set out, among other things, amendments to the investment law, effective January 1, 2011.  The amendment changes introduced a new status of "Preferred Company" and "Preferred Enterprise". Accordingly on the preferred revenues (as determined on the investment Law) applies uniform tax rates which are, in 2011 and 2012, 15%, in 2013 and 2014, 12.5%, and in 2015 and thereafter, 12%.  The reduced tax rates will be granted for an unlimited period of time to a Preferred Enterprise that meets the conditions set out in the law.

3.
Due to the changes made in the Investment Law subsidiaries of the Company were entitled to reduce tax rate as detailed above in the 2011 tax year.  Accordingly, the tax imposed on the subsidiaries preferred revenues for the year 2011 was set at a rate of 15%.

4.	As of December 31, 2012, only one Israeli subsidiary is entitled to a "Preferred Company" status pursuant to the investment law.

D.	Reduction in corporate tax rates

On July 23, 2009, as part of the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for the years 2009 and 2010) – 2009 (the "Arrangements Law"), article 126 of the Income Tax Ordinance (New Version) – 1961 was amended, whereby the corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, as follows: 2011 – 24%, 2012 – 23%, 2013 – 22%, 2014 – 21%, 2015 – 20% and 2016 and thereafter – 18%.

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was publicized.  As part of the law, among other, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) – 2009 and the Income Tax Ordinance (New Version) – 1961 were amended whereby, commencing 2012, the blueprint for the reduction in the corporate tax rates was cancelled and the corporate tax rate was set at 25%, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Tax assessments

The Company has received final tax assessments through the 2008 tax year.  A certain Israeli subsidiary has received final tax assessments through the 2007 tax year.  The other subsidiaries have not been assessed since incorporation.

G.	Carry forward tax losses

As of December 31, 2012, the Company and its subsidiaries in Brazil and Argentina have no carry forward tax losses.

Carry forward tax losses of an Israeli subsidiary as of December 31, 2012 amount to approximately US$ 0.9 million.  Carry forward tax losses in Israel may be utilized indefinitely.

As of December 31, 2012, the Company's non Israeli subsidiary in the United States has available estimated carry forward foreign tax credits tax approximately US$ 11.5 million.  Such carry forward tax losses may be utilized until 2022.

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

H.	The following is a reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010
Pretax income	37,689	27,864	16,062
Statutory tax rate	25%	24%	25%
Tax computed at the ordinary tax rate	9,422	6,687	4,016
Nondeductible expenses	418	506	290
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	1,087	757	2,028
Deductible financial expenses recorded to additional paid-in capital	(244)	136	(331)
Taxes in respect of prior years	(174)	(739)	(1,228)
Tax adjustment in respect of different tax rates	1,734	821	1,726
Utilization of losses of prior years in respect of which no deferred taxes were generated	-	(1,292)	(409)
Taxes in respect of withholding at the source from royalties and dividends	853	177	148
Adjustment in respect of tax rate deriving from "approved enterprises"	(233)	(801)	-
Others	(1,173)	(597)	46
	11,690	5,655	6,286

I.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Deferred taxes included in other current assets:
Provision for employee related obligations	115	97
Provision for legal obligation	2,382	2,675
	2,497	2,772

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

I.	Summary of deferred taxes (cont.)

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011
Long-term deferred income taxes:
Provision for employee related obligations	534	450
Carry forward tax losses	3,188	3,892
Temporary differences, net	2,201	2,523
	5,923	6,865
Valuation allowance	(2,392)	(2,089)
	3,531	4,776

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011

Deferred income taxes included in long-term investments and other assets	4,174	5,568
Deferred income taxes included in long-term liabilities	(643)	(792)
	3,531	4,776

J.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2012	2011	2010

The Company and its Israeli subsidiaries	20,060	19,680	(2,664)
Non-Israeli subsidiaries	17,629	8,184	18,726
	37,689	27,864	16,062

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ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 16	-	INCOME TAX (cont.)

K.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

US dollars
(in thousands)
Balance at January 1, 2010	4,619
Translation differences	(276)
Decrease related to settlements (*)	(4,343)
Balance at January 1, 2011	-
Additions based on tax positions related to the current year	1,504
Balance at December 31, 2011	1,504
Decrease related tax positions of prior years	(1,076)
Translations differences related to the current year	11
Balance at December 31, 2012	439

The Company anticipates that it is reasonably possible that over the next twelve months the amount of unrecognized tax benefits could be reduced to zero, therefore as of December 31, 2012, the liability with respect to uncertain tax positions is presented as short-term liability in the balance sheet (within "Other current liabilities").

(*)
During October 2010, the Company signed a settlement agreement with the Israeli tax authorities, relating to an audit of its tax returns for the years 2002 through 2008.  As a result, the Company decreased the entire amount of the unrecognized tax benefits which related to the tax uncertainties that were settled.  The difference between the balance of the unrecognized tax benefits and the amount settled with the tax authorities (an amount of $1.23 million) was presented within taxes in respect of prior years, in fiscal year 2010.